BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND

                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                     Institutional Class and Investor Class

                       Supplement dated February 28, 2002
                      to Prospectus dated December 18, 2001



REVISIONS RELATING TO THE CLOSE OF THE SMALL CAP GROWTH FUND TO NEW INVESTORS

     The following paragraph is added before the caption "INVESTMENT GOAL" on page 1 of the prospectus:

EFFECTIVE MARCH 7, 2002, THE FUND WILL BE CLOSED TO NEW INVESTORS. PLEASE READ "OTHER PURCHASE INFORMATION" BEGINNING ON PAGE 12 FOR MORE INFORMATION.


     The first paragraph under the caption "OTHER PURCHASE INFORMATION" on page 12 of the prospectus is revised as follows:

THE COMPANY RESERVES THE RIGHT, IN ITS SOLE DISCRETION, TO SUSPEND THE OFFERING OF INSTITUTIONAL AND INVESTOR SHARES OR TO REJECT PURCHASE ORDERS WHEN, IN THE JUDGMENT OF MANAGEMENT, SUCH SUSPENSION OR REJECTION IS IN THE BEST INTERESTS OF THE FUND. THE ADVISER WILL MONITOR THE FUND'S TOTAL ASSETS AND MAY DECIDE TO CLOSE THE FUND AT ANY TIME TO NEW INVESTMENTS OR TO NEW ACCOUNTS DUE TO CONCERNS THAT A SIGNIFICANT INCREASE IN THE SIZE OF THE FUND MAY ADVERSELY AFFECT THE IMPLEMENTATION OF THE FUND'S STRATEGY. THE ADVISER MAY ALSO CHOOSE TO REOPEN THE FUND TO NEW INVESTMENTS AT ANY TIME, AND MAY SUBSEQUENTLY CLOSE THE FUND AGAIN SHOULD CONCERNS REGARDING THE FUND'S SIZE RECUR. IF THE FUND CLOSES TO NEW INVESTMENTS, THE FUND WOULD BE OFFERED ONLY TO CERTAIN EXISTING SHAREHOLDERS OF THE FUND AND CERTAIN OTHER PERSONS, WHO MAY BE SUBJECT TO CUMULATIVE, MAXIMUM PURCHASE AMOUNTS, AS FOLLOWS:

A. PERSONS WHO ALREADY HOLD SHARES OF THE FUND DIRECTLY OR THROUGH ACCOUNTS MAINTAINED BY BROKERS BY ARRANGEMENT WITH THE COMPANY,

B. EXISTING AND FUTURE CLIENTS OF THE ADVISER AND OF FINANCIAL ADVISERS AND PLANNERS WHOSE CLIENTS ALREADY HOLD SHARES OF THE FUND, AND

C.   EMPLOYEES OF THE ADVISER AND THEIR FAMILIES.

DISTRIBUTIONS TO ALL SHAREHOLDERS OF THE FUND WILL CONTINUE TO BE REINVESTED UNLESS A SHAREHOLDER ELECTS OTHERWISE. THE ADVISER RESERVES THE RIGHT TO IMPLEMENT OTHER PURCHASE LIMITATIONS AT THE TIME OF CLOSING, INCLUDING LIMITATIONS ON CURRENT SHAREHOLDERS.

EFFECTIVE MARCH 7, 2002, THE FUND WILL BE CLOSED TO NEW INVESTORS, SUBJECT TO THE LIMITATIONS DISCUSSED ABOVE.